Financial Statement Balances and Amounts of VIEs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Total assets	$ 371,229	$ 358,630
Total liabilities	148,378	131,254
Revenue	183,803	165,498	280,138
Net cash used in operating activities	21,385	293	24,138
Net cash used in investing activities	(3,738)	(5,469)	(5,464)
Net cash used in financing activities	(17,267)	(18,697)	(7,549)
Variable Interest Entity
Variable Interest Entity [Line Items]
Total assets	6,247	17,746
Total liabilities	4,400	5,020
Revenue	1	112	36,734
Net loss	(330)	(3,228)	(5,331)
Net cash used in operating activities	(1,995)	(2,903)	(16,297)
Net cash used in investing activities	(6,811)	(793)	(641)
Net cash used in financing activities			$ (5,829)